CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,877,625	$ 4,679,385	$ 11,194,248	$ 11,335,663
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	2,467,854	2,380,390	3,197,237	3,035,963
Deferred tax assets / liabilities	(89,673)	(211,467)	(219,351)	(1,280,927)
Amortization of intangible assets	3,082	0
Share-based payment expenses	249,736	145,322	20,761	519,006
Impairment for inventory obsolescence	0	674,282
Changes in operating assets and liabilities:
Accounts receivable	(73,070)	923,072	39,280	(866,783)
Notes receivable	(458,389)	(258,216)
Inventory	571,096	(21,307,130)	5,206,220	(5,877,616)
Advance to suppliers	(49,821,826)	(1,761,003)	10,968,601	(19,999,427)
Prepaid expenses and other current assets	725,298	6,437,432	4,226,875	(6,190,173)
Tax receivable	3,271,421	117,183	(3,724,511)	1,323,731
Due to / from related parties	35,701,398	1,519,935	(30,665,935)	1,738,889
Accounts payable	4,432,460	127,520	(595,055)	(7,520,512)
Accrued liabilities	687,341	272,685	(879,439)	(1,899,225)
Advance from customers	(6,883,039)	11,850,261	2,951,880	(18,226,423)
Income tax payable	1,391,810	(1,335,609)	538,246	3,215,403
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(2,946,876)	4,254,042	2,259,057	(40,692,431)
Cash flows from investing activities:
Cash received from related parties			0	42,410,230
Cash lending to related parties	0	(3,842,500)	(2,941,200)	0
Cash repaid by related parties	0	3,842,500	2,941,200	0
Cash paid for fixed assets purchased by related party	(70,275)	(615,092)	(885,585)	(1,158,010)
Cash paid for software	0	(38,906)
Trade notes receivable			220,178	(221,280)
Purchase of intangible assets			(42,463)	0
Purchase of property and equipment	(7,059)	(65,928)	(132,145)	(167,299)
CASH USED IN INVESTING ACTIVITIES	(77,334)	(719,926)	(840,015)	40,863,641
Cash flows from financing activities:
Cash repayment to related parties	0	(19,232,898)	(25,743,286)	(52,852,914)
Cash advance from related parties	0	16,766,878	22,935,157	52,852,914
Proceeds from common stock issued in private placement	1,200,000	0
Loan from third party			3,625,069	0
Borrowing from bank	4,700,063	0
Repayment to bank	(4,700,063)	0
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,200,000	(2,466,020)	816,940	0
Effect of exchange rate changes on cash	2,960	31,733	235,726	6,725
Net increase/(decrease) in cash and cash equivalents	(1,821,250)	1,099,829	2,471,708	177,935
Cash and cash equivalents, beginning balance	2,765,153	293,445	293,445	115,510
Cash and cash equivalents, ending balance	943,903	1,393,274	2,765,153	293,445
NON-CASH TRANSACTIONS
Common stock issuance - non cash			50	0
Assumption of VAT Liability from related party			963,345	0
SUPPLEMENTARY DISCLOSURE:
Interest paid	1,276,308	2,143,710	2,382,054	876,471
Income tax paid	$ 692,608	$ 3,155,819	$ 3,196,123	$ 2,017,078